Equity Income Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (95.7%)1
Communication Services (6.7%)
Verizon Communications Inc.	833,331	50,300
Comcast Corp. Class A	774,754	34,926
AT&T Inc.	302,866	11,460
BCE Inc.	151,890	7,346
Omnicom Group Inc.	31,453	2,463
CenturyLink Inc.	142,046	1,773
TEGNA Inc.	107,652	1,672
Meredith Corp.	22,968	842
National CineMedia Inc.	63,140	518
		111,300
Consumer Discretionary (4.1%)
Home Depot Inc.	85,404	19,815
McDonald's Corp.	51,123	10,976
Lowe's Cos. Inc.	59,339	6,525
Target Corp.	53,042	5,671
Cie Generale des Etablissements Michelin SCA	41,982	4,674
Whirlpool Corp.	24,493	3,879
Darden Restaurants Inc.	29,440	3,480
General Motors Co.	92,281	3,459
Autoliv Inc.	39,045	3,080
Brinker International Inc.	68,636	2,929
Kontoor Brands Inc.	30,060	1,055
Best Buy Co. Inc.	14,685	1,013
Newell Brands Inc.	39,110	732
Ethan Allen Interiors Inc.	25,184	481
H&R Block Inc.	16,242	384
Las Vegas Sands Corp.	4,343	251
		68,404
Consumer Staples (12.8%)
Procter & Gamble Co.	240,986	29,974
Philip Morris International Inc.	369,687	28,070
Coca-Cola Co.	504,928	27,488
PepsiCo Inc.	174,716	23,954
Unilever NV	309,706	18,592
Walmart Inc.	120,184	14,263
Sysco Corp.	167,112	13,269
Mondelez International Inc. Class A	222,928	12,332
Archer-Daniels-Midland Co.	271,293	11,142
Nestle SA	87,724	9,514
Kimberly-Clark Corp.	40,918	5,812
Coca-Cola European Partners plc	64,603	3,582
Campbell Soup Co.	68,933	3,234
Bunge Ltd.	55,191	3,125
Coty Inc. Class A	238,966	2,512
Kraft Heinz Co.	85,611	2,392
Altria Group Inc.	38,319	1,567
^ B&G Foods Inc.	38,660	731
Molson Coors Brewing Co. Class B	9,992	575

SpartanNash Co.	16,062	190
Colgate-Palmolive Co.	2,159	159
		212,477
Energy (8.1%)
Chevron Corp.	303,860	36,038
Exxon Mobil Corp.	479,923	33,887
Suncor Energy Inc.	638,184	20,154
Kinder Morgan Inc.	697,479	14,375
TC Energy Corp.	270,942	14,029
Phillips 66	52,885	5,415
Delek US Holdings Inc.	79,967	2,903
CVR Energy Inc.	64,257	2,829
ConocoPhillips	38,497	2,194
Murphy Oil Corp.	95,134	2,103
Ship Finance International Ltd.	49,905	701
Schlumberger Ltd.	13,007	445
		135,073
Financials (16.8%)
JPMorgan Chase & Co.	542,967	63,902
Bank of America Corp.	1,128,962	32,932
MetLife Inc.	449,115	21,180
PNC Financial Services Group Inc.	103,680	14,532
Chubb Ltd.	68,607	11,076
Wells Fargo & Co.	193,952	9,783
Marsh & McLennan Cos. Inc.	95,567	9,561
Progressive Corp.	120,786	9,331
Citigroup Inc.	133,348	9,212
Travelers Cos. Inc.	59,986	8,919
M&T Bank Corp.	55,996	8,846
American International Group Inc.	151,428	8,435
BB&T Corp.	140,986	7,524
US Bancorp	131,146	7,258
Principal Financial Group Inc.	92,005	5,257
Aflac Inc.	92,344	4,831
Regions Financial Corp.	252,659	3,997
Synchrony Financial	109,339	3,727
BlackRock Inc.	8,344	3,718
Cincinnati Financial Corp.	29,500	3,442
AXA Equitable Holdings Inc.	145,399	3,222
Comerica Inc.	47,932	3,163
Fifth Third Bancorp	115,279	3,156
Popular Inc.	56,829	3,073
FNB Corp.	265,801	3,065
Ameriprise Financial Inc.	19,263	2,834
Unum Group	93,386	2,775
Navient Corp.	212,634	2,722
Bank of NT Butterfield & Son Ltd.	65,811	1,951
Morgan Stanley	41,920	1,789
T. Rowe Price Group Inc.	15,211	1,738
CME Group Inc.	4,056	857
First Hawaiian Inc.	18,372	490
Citizens Financial Group Inc.	11,841	419
Prudential Financial Inc.	3,252	292
NBT Bancorp Inc.	7,667	281
Axis Capital Holdings Ltd.	4,145	277
		279,567

Health Care (15.6%)
Johnson & Johnson	341,559	44,191
Pfizer Inc.	959,719	34,483
Merck & Co. Inc.	385,233	32,429
Eli Lilly & Co.	184,847	20,671
Medtronic plc	188,067	20,428
Bristol-Myers Squibb Co.	311,674	15,805
Koninklijke Philips NV	317,386	14,666
Roche Holding AG	45,281	13,184
Novartis AG	137,866	11,965
AstraZeneca plc ADR	239,900	10,692
UnitedHealth Group Inc.	44,871	9,751
CVS Health Corp.	149,847	9,451
AbbVie Inc.	104,055	7,879
Gilead Sciences Inc.	71,059	4,504
Amgen Inc.	19,150	3,706
Cardinal Health Inc.	76,564	3,613
Patterson Cos. Inc.	50,368	898
		258,316
Industrials (9.2%)
Lockheed Martin Corp.	59,714	23,292
Caterpillar Inc.	137,918	17,420
Deere & Co.	99,091	16,715
Union Pacific Corp.	83,636	13,547
Eaton Corp. plc	162,614	13,521
Honeywell International Inc.	59,776	10,114
United Technologies Corp.	70,638	9,644
Raytheon Co.	37,671	7,391
BAE Systems plc	1,019,808	7,142
3M Co.	40,180	6,606
PACCAR Inc.	57,642	4,036
Nielsen Holdings plc	144,271	3,066
Copa Holdings SA Class A	27,628	2,728
General Electric Co.	302,780	2,707
Triton International Ltd.	73,450	2,486
Hubbell Inc. Class B	17,649	2,319
CH Robinson Worldwide Inc.	21,754	1,844
Cummins Inc.	9,493	1,544
United Parcel Service Inc. Class B	12,297	1,473
Aircastle Ltd.	48,831	1,095
ABM Industries Inc.	26,297	955
Macquarie Infrastructure Corp.	22,355	882
H&E Equipment Services Inc.	29,018	837
McGrath RentCorp	5,989	417
Covanta Holding Corp.	15,764	273
		152,054
Information Technology (10.0%)
Cisco Systems Inc.	798,699	39,464
Intel Corp.	640,574	33,009
Analog Devices Inc.	127,686	14,266
KLA Corp.	67,370	10,742
Texas Instruments Inc.	73,779	9,535
TE Connectivity Ltd.	98,371	9,166
Corning Inc.	282,554	8,058
Maxim Integrated Products Inc.	120,393	6,972
International Business Machines Corp.	43,413	6,313

Broadcom Inc.	20,050	5,535
QUALCOMM Inc.	61,063	4,658
HP Inc.	227,895	4,312
ManTech International Corp. Class A	38,260	2,732
Seagate Technology plc	47,074	2,532
ADTRAN Inc.	201,769	2,289
Western Union Co.	98,338	2,279
Xperi Corp.	103,073	2,132
Automatic Data Processing Inc.	7,074	1,142
Hewlett Packard Enterprise Co.	22,140	336
		165,472
Materials (2.9%)
Celanese Corp. Class A	96,025	11,743
Dow Inc.	179,868	8,571
Nutrien Ltd.	164,521	8,206
Air Products & Chemicals Inc.	21,374	4,742
CF Industries Holdings Inc.	67,885	3,340
Reliance Steel & Aluminum Co.	30,625	3,052
Scotts Miracle-Gro Co.	29,404	2,994
Linde plc	14,401	2,790
Sonoco Products Co.	15,938	928
International Paper Co.	21,428	896
Domtar Corp.	14,767	529
DuPont de Nemours Inc.	3,865	275
Schnitzer Steel Industries Inc.	13,124	271
		48,337
Real Estate (1.4%)
Crown Castle International Corp.	161,584	22,462
Kennedy-Wilson Holdings Inc.	37,927	831
		23,293
Utilities (8.1%)
Sempra Energy	130,812	19,309
Dominion Energy Inc.	201,603	16,338
American Electric Power Co. Inc.	156,076	14,623
NextEra Energy Inc.	56,134	13,079
Eversource Energy	133,678	11,425
UGI Corp.	193,440	9,724
Duke Energy Corp.	99,393	9,528
Exelon Corp.	159,759	7,718
Southern Co.	106,513	6,579
FirstEnergy Corp.	97,439	4,700
Ameren Corp.	49,659	3,975
Evergy Inc.	55,874	3,719
AES Corp.	211,341	3,453
NorthWestern Corp.	41,228	3,094
IDACORP Inc.	26,643	3,002
PPL Corp.	49,342	1,554
Portland General Electric Co.	25,408	1,432
Pinnacle West Capital Corp.	14,000	1,359
Atlantica Yield plc	12,296	296
		134,907
Total Common Stocks (Cost $1,339,644)		1,589,200

		Coupon
Temporary Cash Investments (4.2%)1
Money Market Fund (3.3%)
2,3 Vanguard Market Liquidity Fund		2.098%		544,893	54,495

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.7%)
BNP Paribas Securities Corp.
(Dated 9/30/19, Repurchase Value
$12,501,000, collateralized by Federal
	National Mortgage Assn. 3.500%-6.625%, 11/15/30-6/1/49, Government National Mortgage Assn. 3.500%, 6/20/49, and U.S. Treasury Note/Bond 2.500%, 2/28/21, with a value of $12,750,000)

		2.370%	10/1/19	12,500	12,500

U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill	1.954%	11/7/19	150	150
4	United States Treasury Bill	2.135%	11/14/19	1,500	1,497
4	United States Treasury Bill	1.997%	12/26/19	1,100	1,095
					2,742
Total Temporary Cash Investments (Cost $69,736)					69,737
Total Investments (99.9%) (Cost $1,409,380)					1,658,937
Other Assets and Liabilities-Net (0.1%)3					2,378
Net Assets (100%)					1,661,315

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $694,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.2% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $734,000 of collateral received for securities on loan.
4 Securities with a value of $2,493,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	394	58,676	(549)

Equity Income Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a

Equity Income Portfolio

counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,528,055	61,145	—
Temporary Cash Investments	54,495	15,242	—
Futures Contracts—Assets[1]	278	—	—
Total	1,582,828	76,387	—
1 Represents variation margin on the last day of the reporting period.